Costs and Expenses by Nature (Details) - Schedule of Workers’ Profit Sharing - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Workers Profit Sharing in the Income Statement [Abstract]
Cost of sales of goods and services	S/ 6,837	S/ 6,382	S/ 7,650
Administrative expenses	65	318	1,238
Total	S/ 6,902	S/ 6,700	S/ 8,888